INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw and packaging materials	$ 1,805	$ 1,589
Products in process	771	781
Finished products	2,748	2,502
Materials in transit and payments on account	137	140
Inventories	$ 5,461	$ 5,012